LEASES (Tables)	6 Months Ended
Jun. 30, 2024
LEASES
Summary of information related to operating leases

	As of December 31,	As of June 30,
	2023	2024
	US$
Assets
Operating lease right-of-use assets	365,103	254,048
Liabilities
Current portion of operating lease liabilities	195,955	141,281
Operating lease liabilities	173,660	114,086
Weighted average remaining lease term (years)	2.1	1.8
Weighted average discount rate	4.4%	4.1%

Summary of information related to operating lease activity

	For the Six Months Ended June 30,
	2023	2024
	US$	US$
Operating lease rental expense
Amortization of right-of-use assets	108,565	109,251
Expense for short-term leases within 12 months	6,669	6,778
Interest of lease liabilities	5,130	6,889
	120,364	122,918

Summary of maturities of lease liabilities

	As of December 31,	As of June 30,
	2023	2024
	US$
Remainder of 2024	207,155	87,048
2025	123,546	122,782
2026	55,499	55,156
Total undiscounted lease payments	386,200	264,986
Less: imputed interest	(16,585)	(9,619)
Total lease liabilities	369,615	255,367